Expense Example, No Redemption - Class C	Delaware Emerging Markets Fund Expense Example, No Redemption, 1 Year	Delaware Emerging Markets Fund Expense Example, No Redemption, 3 Years	Delaware Emerging Markets Fund Expense Example, No Redemption, 5 Years	Delaware Emerging Markets Fund Expense Example, No Redemption, 10 Years	Delaware International Equity Fund Expense Example, No Redemption, 1 Year	Delaware International Equity Fund Expense Example, No Redemption, 3 Years	Delaware International Equity Fund Expense Example, No Redemption, 5 Years	Delaware International Equity Fund Expense Example, No Redemption, 10 Years
USD ($)	220	714	1,235	2,663	191	633	1,100	2,395